Disclosures About the Temporary Exemption from IFRS 9	12 Months Ended
Dec. 31, 2018
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Disclosures About the Temporary Exemption from IFRS 9
32	DISCLOSURES ABOUT THE TEMPORARY EXEMPTION FROM IFRS 9

According to IFRS 4 Amendments, the Company made the assessment based on the Group’s financial position of 31 December 2015, concluding that the carrying amount of the Group’s liabilities arising from contracts within the scope of IFRS 4, which includes any deposit components or embedded derivatives unbundled from insurance contracts, was significant compared to the total carrying amount of all its liabilities. And the percentage of the total carrying amount of its liabilities connected with insurance relative to the total carrying amount of all its liabilities is greater than 90 percent. There had been no significant change in the activities of the Group since then that requires reassessment. Therefore, the Group’s activities are predominantly connected with insurance, meeting the criteria to apply temporary exemption from IFRS 9.

Sino-Ocean and China Unicom, associates of the Group, have both applied IFRS 9 from 1 January 2018. According to IFRS 4 Amendments, the Group elects not to apply uniform accounting policies when using the equity method for these two associates.

(a)	The table below presents the fair value of the following groups of financial assets(i) under IFRS 9 as at 31 December 2018 and fair value changes for the year ended 31 December 2018:

	Fair value as at 31 December 2018 RMB million	Fair value changes for the year ended 31 December 2018 RMB million
Held for trading financial assets	138,717	(16,932)
Financial assets that are managed and whose performance are evaluated on a fair value basis	—	—
Other financial assets
- Financial assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding (“SPPI”)	1,502,203	95,480
- Financial assets with contractual terms that do not give rise on SPPI	528,377	(40,447)

Total	2,169,297	38,101

(i)	Only including securities at fair value through profit or loss, loans (excluding policy loans), available-for-sale securities and held-to-maturity securities.

(b)	The table below presents the credit risk exposure(ii) for aforementioned financial assets with contractual terms that give rise on SPPI:

As at 31 December 2018 Carrying amount(iii)
RMB Million
Domestic
Rating not required(iv)	653,328
AAA	787,908
AA+	13,026
AA	1,152
AA-	70

Subtotal	1,455,484

Overseas
A	1,755
A-	493
BBB+	118
BBB-	14
Not rated	24

Subtotal	2,404

Total	1,457,888

The table below presents the financial assets that are not considered to have low credit risk on the reporting date:

	As at 31 December 2018
	Carrying amount(iii) RMB Million	Fair value RMB Million
Domestic	14,248	14,539
Overseas	24	12

Total	14,272	14,551

(ii) Credit risk ratings for domestic assets are provided by domestic qualified external rating agencies and credit risk ratings for overseas assets are provided by overseas qualified external rating agencies.

(iii) For financial assets measured at amortised cost, carrying amount before adjusting impairment allowance is disclosed here.

(iv) It mainly includes government bonds and policy financial bonds.